Goodwill and impairment, Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Non-current assets [abstract]
Goodwill	$ 0	$ 634	$ 659
At Cost [Member]
Non-current assets [abstract]
Goodwill	617	634
Impairment [Member]
Non-current assets [abstract]
Goodwill	$ (617)	$ 0